Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model
	Options Granted in 2013 Under the 2007 Plan	Options Granted in 2014 Under the 2007 Plan	Options Granted in 2015 Under the 2007 Plan	Options Granted in 2015 Under the 2015 Plan
Average risk-free rate of return	1.43%	2.5%	1.82-1.92%	1.57-1.92%
Expected term	6 Years	5-6 Years	6 Years	6 Years
Volatility rate	55.7%	40.5-41.4%	46.3-55.2%	55.0-55.9%
Dividend yield	5%	5%	5%	5%

The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2015
2.50 (exercise price)	560,594	2.5	2.58	-
0.0001 (exercise price)	23,800	0.0001	2.58	28,082

Granted to employee	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited/Cancelled
2.50 (exercise price)	3,298	2.5	-	-

Outstanding, December 31, 2015
2.50 (exercise price)	557,396	2.5	1.58	-
0.0001 (exercise price)	23,800	0.0001	1.58	43,909

Exercisable as at December 31, 2015
2.50 (exercise price)	557,396	2.5	1.58	-
0.0001 (exercise price)	23,800	0.0001	1.58	43,909

2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2015
7.0 (exercise price)	792,056	7.00	2.83	-
2.975 (exercise price)	180,000	2.975	3.50	-
1.87 (exercise price)	93,334	1.87	4.25	-
1.21 (exercise price)	860,000	1.21	5.95	-
1.085 (exercise price)	100,000	1.085	6.50	9,500
1.64 (exercise price)	300,000	1.64	7.87	-
1.595 (exercise price)	200,000	1.595	7.87	-
2.105 (exercise price)	600,000	2.105	8.50	-
2.86 (exercise price)	600,000	2.86	8.67	-
2.045 (exercise price)	600,000	2.045	9.48	-
1.21 (exercise price)	907,000	1.21	9.50	-

Granted
1.255(exercise price)	200,000	1.255	9.16	118,000
1.605(exercise price)	600,000	1.605	9.27	144,000
1.71(exercise price)	1,200,000	1.710	9.50	162,000
1.39(exercise price)	200,000	1.390	9.75	91,000
1.81(exercise price)	200,000	1.810	9.85	7,000

Exercised
1.21 (exercise price)	6,000	1.21	-	2,400
1.21 (exercise price)	17,000	1.21	-	6,800
1.21 (exercise price)	2,000	1.21	-	634
1.21 (exercise price)	4,000	1.21	-	1,220
1.21 (exercise price)	2,000	1.21	-	817
1.21 (exercise price)	5,000	1.21	-	1,999
1.21 (exercise price)	4,000	1.21	-	1,553

Forfeited/Cancelled (employee)
2.045 (exercise price)	600,000	2.045	-	-
1.21 (exercise price)	100,000	1.21	-	-
1.64 (exercise price)	100,000	1.64	-	-
1.595 (exercise price)	200,000	1.595	-	-

Outstanding, December 31, 2015

7.0 (exercise price)	792,056	7.00	1.83	-
2.975 (exercise price)	180,000	2.975	2.50	-
1.87 (exercise price)	93,334	1.87	3.25	-
1.21 (exercise price)	754,000	1.21	4.95	478,790
1.085 (exercise price)	100,000	1.085	5.50	76,000
1.64 (exercise price)	200,000	1.64	6.87	41,000
1.595 (exercise price)	-	1.60	6.87	-
2.105 (exercise price)	600,000	2.105	7.50	-
2.86 (exercise price)	600,000	2.86	7.67	-
2.045 (exercise price)	-	2.045	8.48	-
1.21 (exercise price)	873,000	1.21	8.50	554,355
1.255(exercise price)	200,000	1.255	9.16	118,000
1.605(exercise price)	600,000	1.605	9.27	144,000
1.71(exercise price)	1,200,000	1.71	9.50	162,000
1.39(exercise price)	200,000	1.39	9.75	91,000
1.81(exercise price)	200,000	1.81	9.85	7,000

Exercisable as at December 31, 2015

7.0 (exercise price)	792,056	7.00	1.83	-
2.975 (exercise price)	180,000	2.98	2.50	-
1.87 (exercise price)	93,334	1.87	3.25	-
1.21 (exercise price)	754,000	1.21	4.95	478,790
1.085 (exercise price)	100,000	1.09	5.50	76,000
1.64 (exercise price)	200,000	1.64	6.87	41,000
2.105 (exercise price)	400,000	2.11	7.50	-
2.86 (exercise price)	400,000	2.86	7.67	-
1.21 (exercise price)	873,000	1.21	8.50	554,355
1.255(exercise price)	132,000	1.26	9.16	77,880

2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Options Under the 2015 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Granted
1.71(exercise price)	81,600	1.71	9.58	11,016
1.71(exercise price)	6,574,600	1.71	9.50	887,571

Outstanding, December 31, 2015
1.71(exercise price)	81,600	1.71	9.58	11,016
1.71(exercise price)	6,574,600	1.71	9.50	887,571